LONG TERM DEBT (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Total	$ 787,000	$ 23,000
Long-Term Debt - Related Parties | Series F-2 Convertible Preferred Shares
2021		0
2022	30,000	200,000
2023	457,000	215,000
2024	39,000
2025	41,000
Thereafter	3,000
Total	$ 570,000	$ 415,000